Recent Accounting Pronouncements and Significant Accounting Policies, Dry-Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dry-Docking Costs [Abstract]
Unamortized dry-docking costs	$ 1,798	$ 1,098
Loss / (gain) on vessels' sale	15,683	9,543	$ 0
Tanker Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs	571	544	$ 68
Loss / (gain) on vessels' sale	$ 651	$ 562